Components Of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 10,347	$ 34,045
OCI before reclassifications	6,354	(23,180)
Amounts reclassified from AOCI	(45)	(518)
Net OCI	6,309	(23,698)	9,568
Ending balance	16,656	10,347	34,045
Net unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	10,347	34,045
OCI before reclassifications	6,280	(23,023)
Amounts reclassified from AOCI	29	(675)
Net OCI	6,309	(23,698)
Ending balance	16,656	10,347
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI before reclassifications	74	(157)
Amounts reclassified from AOCI	$ (74)	$ 157